Business segment Information (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Percentage of Net Sales	100.00%	100.00%	100.00%
Scales and Others
Percentage of Net Sales	67.00%	68.00%	83.00%
Pet Electronics Products
Percentage of Net Sales	14.00%	16.00%	9.00%
Rental and Management
Percentage of Net Sales	19.00%	16.00%	8.00%